Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Schedule of Operating Lease Future Minimum Payments

Operating lease future minimum payments together with the present values as of September 30, 2022, are summarized as follows:

Years Ending December 31,	September 30, 2022
2022	$213
2023	870
2024	896
2025	194
2026	127
Thereafter	669
Total future minimum lease payments	2,969
Less amounts representing interests	(438)
Present value of lease liability	2,531

Current-portion of operating lease liability	720
Long-term portion operating lease liability	$1,811

Operating lease future minimum payments together with the present values as of December 31, 2021, are summarized as follows:

December 31, 2021
2022	$641
2023	660
2024	679
2025	123
2026	127
Beyond	669
Total future minimum lease payments	2,899
Less amounts representing interests	(501)
Present value of lease liability	2,398

Current-portion of operating lease liability	500
Long-term portion operating lease liability	$1,898